Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Receivable commissions and bonus			R$ 2,980
Interbank deposits	R$ 1,729,676	R$ 502,347	229,088
Interbank onlendings	322,187	22	24,029
Total	R$ 2,051,862	R$ 502,369	R$ 256,097